Stockholders’ Equity and Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity and Share-Based Compensation

8.        Stockholders’ Equity and Share-Based Compensation

Stockholders’ Equity

On October 21, 2020 and October 22, 2020, our Board of Directors and majority shareholders, respectively, approved the Reverse Stock Split of one (1) share of our common stock for every 500 shares of our common stock (“1-for-500”). The Reverse Stock Split was effective on December 2, 2020, whereby every 500 shares of the Company’s issued and outstanding common stock were combined into one share of its common stock, except to the extent that the Reverse Stock Split resulted in any of the Company’s stockholders owning a fractional share, which was rounded up to the next highest whole share. As a result, we issued 3,017 new shares of common stock in lieu of fractional shares under the Reverse Stock Split. In connection with the Reverse Stock Split, there was no change in the par value per share. All share numbers and preferred stock conversion numbers included herein have been retroactively adjusted to reflect the 1-for-500 Reverse Stock Split.

The Company’s authorized capital consists of 100,000,000 shares of common stock, par value $0.00001 per share, and 5,000,000 shares of preferred stock, par value $0.00001 per share (“Preferred Stock”). Under the Reverse Merger (see Notes 1 and 2), we designated and issued 630,000 shares of Series A Convertible Voting Preferred Stock (“Series A Preferred”) and 70,000 shares of Series B Convertible Voting Preferred Stock (“Series B Preferred”).

Series A Preferred

On August 21, 2020, the Company issued 630,000 shares of Series A Preferred (classified as permanent equity), in exchange for 630,000 shares of Class A Common Stock of Private Mosaic. Each share of Series A Preferred has a par value of $0.00001 per share, no dividend rate, a stated value of $6.50 per share, and each share of Series A Preferred converts into 10.194106 shares of common stock of the Company (“Series A Conversion Number”). In addition, the Series A Preferred possessed full voting rights prior to conversion, on an as-converted basis, as the common stock of the Company, as defined in the Series A Certificate of Designation.

On January 29, 2021, 630,000 shares of Series A Preferred automatically converted into an aggregate 6,422,290 shares of common stock upon the effectiveness of a registration statement registering the resale of the underlying shares. The registration statement on Form S-3 was declared effective by the SEC on January 29, 2021.

Series B Preferred

On August 21, 2020, the Company issued 70,000 shares of Series B Preferred (classified as permanent equity), in exchange for 70,000 shares of Class B Common Stock of Private Mosaic. Each share of Series B Preferred has a par value of $0.00001 per share, no dividend rate, a stated value of $6.50 per share, and each share of Series B Preferred converts into 11.46837 shares of common stock of the Company (“Series B Conversion Number”). In addition, the Series B Preferred possesses full voting rights, on an as-converted basis, as the common stock of the Company, as defined in the Series B Certificate of Designation. Furthermore, the Series B Preferred does not have any mandatory conversion rights and only converts upon written notice from the holder.

The Series B Preferred also includes certain anti-dilution rights (“anti-dilution issuance rights”), whereby the holder of Series B Preferred will continue to maintain ownership equal to 10% of the fully diluted shares of common stock outstanding, including for such purposes all other convertible securities outstanding and reserved for issuance except equity awards issued and outstanding and reserved for issuance under a board approved equity compensation plan reserving for issuance no more than ten percent (10%) of the outstanding common stock of the Company then outstanding, until we raise at least $1 million from the sale of either preferred or common stock, or a combination thereof (“Capital Threshold”). In addition, pursuant to the License Option Agreement, any net working capital acquired under a reverse merger or acquisition shall be applied against the Capital Threshold. The net working capital of PTSC on the Closing Date was approximately $374,000 (see Note 2). As such, the remaining Capital Threshold was approximately $626,000 as of December 31, 2021. The anti-dilution issuance rights meet the definition of a derivative instrument under FASB’s ASC Topic 815 (see Note 3).

In the event of any Liquidation Event, the Holders of Series B Preferred shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of common stock, an amount per share in cash equal to the greater of (x) the stated value of $6.50 for each share of Series B Preferred then held by the holder or (y) the amount payable per share of common stock which such holder of Series B Preferred would have received if such Holder had converted to common stock immediately prior to the Liquidation Event.

Share-Based Compensation

2020 Omnibus Incentive Plan

On October 21, 2020, we adopted our 2020 Omnibus Incentive Plan (the “2020 Plan”) and on October 22, 2020, the 2020 Plan was approved by our stockholders. The 2020 Plan was adopted to promote our long-term success and the creation of stockholder value by motivating participants, through equity incentive awards, to achieve long-term success in our business. The 2020 Plan permits the discretionary award of stock options, restricted stock, RSUs, and other equity awards to selected participants. On the first anniversary date from the adoption date of the 2020 Plan (or October 21, 2021), the number of shares of common stock reserved for issuance under the 2020 Plan increased to 20% of the fully diluted shares of common stock outstanding, including shares of common stock reserved for issuance under convertible securities. As of December 31, 2021, we have reserved 1,661,966 shares of common stock for issuance under the 2020 Plan, of which 505,192 were subject to outstanding RSUs and 1,143,730 shares were available for future grants of share-based awards.

The cost of all share-based awards will be recognized in the consolidated financial statements based on the fair value of the awards. The fair value of stock option awards will be determined using the Black-Scholes valuation model on the date of grant. The fair value of restricted stock awards and RSUs will be equal to the closing market price of our common stock on the date of grant. The Company will generally recognize share-based compensation expense over the period of vesting or period that services will be provided for all time-based awards. Share-based compensation expense for the year ended December 31, 2021 and the seven months ended December 31, 2020 was comprised of the following:

	Year Ended December 31, 2021	Seven Months Ended December 31, 2020
Research and development	$498,913	$6,756
General and administrative	809,095	38,952
Total	$1,308,008	$45,708

There was no share-based compensation expense for the period March 30, 2020 (date of inception) to May 31, 2020.

The following summarizes our transaction activity related to RSUs for the year ended December 31, 2021:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2021	336,328	$3.30
Granted	181,908	2.86
Vested	(13,044)	3.30
Forfeited	–	–
Nonvested at December 31, 2021	505,192	$3.15

As of December 31, 2021, the total estimated unrecognized compensation cost related to non-vested RSUs was approximately $277,000. This cost is expected to be recognized over the remaining weighted average vesting period of 0.26 years. As of December 31, 2021, 13,044 RSUs have vested under the 2020 Plan.

Discretionary Authority to Implement a Reverse Stock Split at a Ratio of 1:2 to 1:4 (“Discretionary Reverse Stock Split”)

We plan to file an application with The Nasdaq Stock Market requesting that our common stock and potentially warrants (if applicable), be listed on the Nasdaq Capital Market in 2022. On June 10, 2021 and June 14, 2021, our Board of Directors and majority shareholders, respectively, approved a Discretionary Reverse Stock Split whereby our Board of Directors have broad authority to implement a future reverse stock split through June 25, 2022 at a ratio ranging from 1-for-2 to 1-for-4 in order to meet the Nasdaq Stock Market initial listing requirements. The Board maintains the right to elect not to proceed with the Discretionary Reverse Stock Split if it determines, in its sole discretion, that the Company will be able to satisfy the initial listing requirements of the Nasdaq Stock Market without implementing the Discretionary Reverse Stock Split or if it is otherwise no longer in the best interests of the Company. However, the effect of a Discretionary Reverse Stock Split on the market price of the common stock cannot be predicted with any certainty, and the history of similar stock split combinations for companies in like circumstances is varied. It is possible that the per share price of the common stock after the Discretionary Reverse Stock Split will not rise in proportion to the reduction in the number of shares of the common stock outstanding resulting from the Discretionary Reverse Stock Split, effectively reducing our market capitalization, and there can be no assurance that the market price per post-reverse split share will either exceed or remain in excess of the prescribed initial listing minimum bid price for a sustained period of time. The market price of our common stock may vary based on other factors that are unrelated to the number of shares outstanding, including the Company’s future performance.

The data contained in these consolidated financial statements, including but not limited to share numbers and conversion prices, does not reflect the impact of the Discretionary Reverse Stock Split that may be effectuated.